Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 43,452	$ 30,863	$ (1,634)		$ (67,395)	$ (2,397)	$ 2,889
Balance, shares at Dec. 31, 2022	30,945,322
IfrsStatementLineItems [Line Items]
Net loss for the period					(10,541)	(724)	(11,265)
Adjustments arising from translating financial statements of foreign operations			225				225
Net comprehensive loss for the period			225		(10,541)	(724)	(11,040)
Exercise of RSUs
Exercise of RSUs, shares	30,000
Share based compensation	$ 2,967						2,967
Issuance of shares in respect of private placement	$ 2,233						2,233
Issuance of shares in respect of private placement, shares	1,783,561
Issuance of shares in respect of registered direct offering	$ 4,193						4,193
Issuance of shares in respect of registered direct offering, shares	3,818,275
Exercise of warrants	$ 99						99
Exercise of warrants, shares	65,000
Balance at Jun. 30, 2023	$ 52,944	30,863	(1,409)		(77,936)	(3,121)	1,341
Balance, shares at Jun. 30, 2023	36,642,158
Balance at Dec. 31, 2023	$ 55,485	30,863	(1,330)	$ 927	(83,456)	(4,798)	(2,309)
Balance, shares at Dec. 31, 2023	38,399,440
IfrsStatementLineItems [Line Items]
Net loss for the period					(2,403)	(1,167)	(3,570)
Adjustments arising from translating financial statements of foreign operations			(470)				(470)
Net comprehensive loss for the period			(470)		(2,403)	(1,167)	(4,040)
Issuance of shares in January 2024 private placement (note 4(e))	$ 2,022						2,022
Issuance of shares in January 2024 private placement (note 4(e)), shares	2,806,302
Exercise of RSUs
Exercise of RSUs, shares	811,670
Issuance of shares in April 2024 private placement (note 4(f))	$ 3,318						3,318
Issuance of shares in April 2024 private placement (note 4(f)), shares	10,214,940
Share based compensation	$ 669						669
Balance at Jun. 30, 2024	$ 61,494	$ 30,863	$ (1,800)	$ 927	$ (85,859)	$ (5,965)	$ (340)
Balance, shares at Jun. 30, 2024	52,232,352